2. Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value, Liabilities Measured on Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Fair Value, Liabilities Measured on Recurring Basis

	Total	(Level 1)	(Level 2)	(Level 3)

Derivative Liability	$3,320,943	$-	$-	$3,320,943

Total liabilities measured at fair value	$3,320,943	$-	$-	$3,320,943

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at  December 31, 2013:

Derivative Liability	$361,170	$-	$-	$361,170

Total liabilities measured at fair value	$361,170	$-	$-	$361,170